UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 96 data records

Form 13F Information Table Value Total:   103639(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1327    15375 SH       Sole                                      15375
AT&T Corp.                     COM              00206r102     1126    38324 SH       Sole                                      38324
Abbott Laboratories            COM              002824100     1520    31710 SH       Sole                                      31710
Ace Limited                    COM              h0023r105     1067    17125 SH       Sole                     2800             14325
Alliant Energy Corp.           COM              018802108      382    10385 SH       Sole                                      10385
Altria Group Inc.              COM              02209s103     1017    41300 SH       Sole                                      41300
Anadarko Petroleum Corporation COM              032511107     2628    34497 SH       Sole                     1300             33197
Apache                         COM              037411105     1733    14529 SH       Sole                      600             13929
Apple Computer                 COM              037833100     3507    10872 SH       Sole                      300             10572
Assurant, Inc.                 COM              04621x108      288     7460 SH       Sole                     1800              5660
BHP Billiton Ltd.              COM              088606108      233     2500 SH       Sole                      400              2100
Bank of America Corp           COM              060505104      348    26019 SH       Sole                                      26019
Barrick Gold                   COM              067901108      237     4450 SH       Sole                                       4450
Baxter International           COM              071813109      487     9610 SH       Sole                     1000              8610
Becton Dickinson & Co.         COM              075887109     1866    22070 SH       Sole                      500             21570
Berkshire Hathaway Cl. B       COM              084670207     1030    12848 SH       Sole                     1800             11048
Bristol-Myers Squibb Co.       COM              110122108      420    15850 SH       Sole                                      15850
Bucyrus International, Inc.    COM              118759109      795     8885 SH       Sole                                       8885
CVS Corp Com                   COM              126650100      632    18170 SH       Sole                     1400             16770
Celgene Corporation            COM              151020104      905    15300 SH       Sole                     1600             13700
Cenovus Energy Inc             COM              15135u109      802    24100 SH       Sole                     2100             22000
Central Fund of Canada Limited COM              153501101      515    24800 SH       Sole                                      24800
Central GoldTrust              COM              153546106     3564    65565 SH       Sole                     4200             61365
CenturyLink                    COM              156700106     1828    39575 SH       Sole                     5000             34575
Cephalon Inc.                  COM              156708109      821    13295 SH       Sole                     1200             12095
Chevron Corp.                  COM              166764100     1387    15198 SH       Sole                                      15198
Chubb Corp.                    COM              171232101     1154    19335 SH       Sole                     3350             15985
Church & Dwight Co.            COM              171340102      336     4859 SH       Sole                                       4859
Citigroup                      COM              172967101       58    12100 SH       Sole                                      12100
Clarcor Inc                    COM              179895107      367     8550 SH       Sole                                       8550
Coca-Cola Co.                  COM              191216100      682    10357 SH       Sole                     2400              7957
Colgate Palmolive Co.          COM              194162103     2434    30275 SH       Sole                     1200             29075
Collection House               COM              Q2621Z109       25    35000 SH       Sole                                      35000
ConocoPhillips                 COM              20825c104     2134    31325 SH       Sole                                      31325
CopyTele Inc                   COM              217721109        4    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100     1038    20175 SH       Sole                                      20175
Cross Timbers Royalty Trust    COM              22757r109      318     7950 SH       Sole                                       7950
DNP Select Income Fund         COM              23325p104      542    59222 SH       Sole                     8000             51222
Del Monte                      COM              24522p103      565    30045 SH       Sole                     1300             28745
E. I. du Pont de Nemours       COM              263534109     2350    47100 SH       Sole                     3600             43500
EMC Corp.                      COM              268648102      879    38355 SH       Sole                     1200             37155
Eldorado Gold Corp.            COM              284902103      220    11800 SH       Sole                                      11800
Exact Sciences Corporation     COM              30063p105       66    11000 SH       Sole                                      11000
Exxon Mobil                    COM              30231G102     3370    46081 SH       Sole                     2500             43581
Fastenal                       COM              311900104      372     6200 SH       Sole                                       6200
Firstenergy Corp.              COM              337932107      706    19050 SH       Sole                                      19050
Fiserv Inc.                    COM              337738108      389     6637 SH       Sole                     1500              5137
Freeport McMoran CP & GLD Cl B COM              35671D857     1234    10272 SH       Sole                      300              9972
Frontier Communications        COM              35906a108      993   102044 SH       Sole                     2096             99948
General Dynamics               COM              369550108     1921    27065 SH       Sole                      200             26865
Gilead Sciences Inc.           COM              375558103     1048    28900 SH       Sole                     2650             26250
Google, Inc.                   COM              38259p508      536      902 SH       Sole                      100               802
GreenHaven Continuous Commodit COM              395258106      345    10450 SH       Sole                     2700              7750
Hansen Nat Corp.               COM              411310105      633    12095 SH       Sole                      375             11720
Harris Cp                      COM              413875105     1514    33405 SH       Sole                     3900             29505
Hewlett Packard Co.            COM              428236103      341     8095 SH       Sole                      600              7495
IBM Corp.                      COM              459200101     2511    17109 SH       Sole                      900             16209
Integrys Energy Group          COM              45822p105     1827    37650 SH       Sole                     2300             35350
Intel Corp.                    COM              458140100     2736   130066 SH       Sole                     4300            125766
Johnson & Johnson              COM              478160104     2732    44160 SH       Sole                     2100             42060
Lehman Trikes Inc.             COM              525216107        2    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108     2745    78317 SH       Sole                     3700             74617
Market Vectors ETF Tr Gold Min COM              57060u100     2154    35030 SH       Sole                     1500             33530
Market Vectors ETF Tr Jr Gold  COM              57060U589      248     6200 SH       Sole                                       6200
Marshall & Ilsley Corp.        COM              571837103      987   142589 SH       Sole                                     142589
McDonalds Corp.                COM              580135101      685     8915 SH       Sole                      300              8615
Medco Health Solutions         COM              58405u102      735    11983 SH       Sole                      800             11183
Merge Technologies             COM              589981109      239    64000 SH       Sole                                      64000
Microchip Technology Incorpora COM              595017104      852    24880 SH       Sole                                      24880
Monsanto Company               COM              61166w101      416     5970 SH       Sole                                       5970
Nestle S A Reg B ADR           COM              641069406     2461    41885 SH       Sole                     2900             38985
Newmont Mining                 COM              651639106     1802    29325 SH       Sole                                      29325
NovaGold Resources Inc.        COM              66987e206      357    25000 SH       Sole                                      25000
Occidental Petroleum Corp.     COM              674599105     1329    13540 SH       Sole                     1050             12490
Oracle Systems Corp.           COM              68389X105      475    15160 SH       Sole                                      15160
Penn West Petroleum Ltd        COM              707885109      554    23150 SH       Sole                                      23150
Pepsico, Inc.                  COM              713448108     1830    28003 SH       Sole                      200             27803
Pfizer, Inc.                   COM              717081103      865    49359 SH       Sole                                      49359
Philip Morris International    COM              718172109      892    15230 SH       Sole                                      15230
Potash Corporation of Saskatch COM              73755l107      216     1390 SH       Sole                                       1390
ProShares UltraShort Lehman 20 COM              74347R297      622    16780 SH       Sole                     1000             15780
Procter & Gamble Co.           COM              742718109     3125    48572 SH       Sole                     2492             46080
Qwest Comm. Intl               COM              749121109      490    64300 SH       Sole                                      64300
Raytheon Co.                   COM              755111507      502    10830 SH       Sole                     1700              9130
Republic Services, Inc.        COM              760759100     1310    43845 SH       Sole                     4000             39845
Rydex ETF Trust Australian Dol COM              23129u101      278     2700 SH       Sole                      400              2300
Schlumberger Ltd.              COM              806857108     1862    22290 SH       Sole                                      22290
Stericycle Inc                 COM              858912108     1886    23300 SH       Sole                      600             22700
Transocean Inc.                COM              h8817h100      284     4075 SH       Sole                      700              3375
Unilever                       COM              904767704      635    20550 SH       Sole                     4000             16550
United Technologies Corp.      COM              913017109      769     9765 SH       Sole                     1300              8465
Varian Medical Sys Inc.        COM              92220P105      329     4740 SH       Sole                      600              4140
Verizon Communications         COM              92343V104     3091    86375 SH       Sole                     3400             82975
Vista Gold                     COM              927926204       82    34000 SH       Sole                                      34000
Vodafone Group PLC             COM              92857W209     1368    51735 SH       Sole                     6800             44935
Walgreen Co.                   COM              931422109      371     9500 SH       Sole                                       9500